Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net loss		$ (36,675)	[1]	$ (45,980)	[2],[3]
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization		3,590		1,480	[3]
Deferred tax					[3]
Foreign exchange loss		491		1,521	[3]
Share-based compensation expense		1,652		1,522	[3]
Goodwill impairment		1,682			[3]
Non-cash interest expense, net		3,852		552	[3]
Loss on investment		319		756	[3]
Loss on equity method investment, net		148		96	[3]
Loss on debt extinguishment		2,360		3,374	[3]
Loss on derivative instruments		657		421	[3]
Changes in operating assets and liabilities:
Increase in accounts receivable		(1,150)		(526)	[3]
Increase in prepaid expenses		118		(2,809)	[3]
(Increase) decrease in other receivable		(230)		19	[3]
Increase in inventory		(4,774)		(1,265)	[3]
Increase in accounts payable and other current liabilities		3,198		1,674	[3]
Increase in deferred revenue and other items		2,801		2,113	[3]
Net cash used in operating activities		(21,961)		(37,052)	[3]
Investing Activities
Business acquisition, net of cash acquired	[3]			(13,429)
Investment in Cansativa	[3]			(1,797)
Purchase of property, plant and equipment		(3,665)		(18,675)	[3]
Net cash used in investing activities		(3,665)		(33,901)	[3]
Financing Activities
Proceeds from issuance of shares, net of issuance costs		18,021		28,574	[3]
Proceeds from issuance of long term debt, net of issuance costs		9,737		34,750	[3]
Other borrowings		992			[3]
Purchase and cancellation of shares		(6,250)			[3]
Repayment of debt		(4,191)		(622)	[3]
Business Combination and PIPE financing, net of costs paid		73,509			[3]
Stock option exercise		20		132	[3]
Net cash provided by financing activities		91,838		62,834	[3]
Effect of exchange rate changes on cash, cash equivalents & restricted cash		50		54	[3]
Decrease in cash, cash equivalents & restricted cash	[4]	66,262		(8,065)	[3]
Cash, cash equivalents & restricted cash, beginning of period	[3],[4]	13,198		21,263
Cash, cash equivalents & restricted cash end of period	[4]	79,460		13,198	[3]
Cash paid for interest		603		2,132	[3]
Cash paid for income taxes, net of refunds					[3]
Supplemental disclosures for non-cash activity:
Non-cash exchange of redeemable non-controlling interest		4,695			[3]
Conversion of Convertible Debentures		9,850			[3]
Non-cash paid-in-kind interest		$ 2,881			[3]

[1]	Loss before income taxes of $36,671 plus loss from equity investment of $4.
[2]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[3]	See Note 3. for information on the reclassification adjustment of December 31, 2019.
[4]	These amounts include restricted cash of $353 and $1,154 as of December 31, 2020 and December 31, 2019, respectively. The December 31, 2020 restricted cash is comprised primarily of cash on deposit for certain lease arrangements. December 31, 2019 balance represents cash on deposit for payments related to the Herbal Brands acquisition, and cash on deposit for certain lease arrangements.